Short-Term Bond Fund of America®
Investment portfolio
November 30, 2022
unaudited
Bonds, notes & other debt instruments 93.72% U.S. Treasury bonds & notes 49.05% U.S. Treasury 44.28%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 12/15/2022	USD198,665	$198,550
U.S. Treasury 2.125% 12/31/2022	1,192	1,190
U.S. Treasury 1.375% 2/15/2023	10,000	9,940
U.S. Treasury 0.125% 2/28/2023	6,500	6,433
U.S. Treasury 2.50% 3/31/2023	16,121	16,019
U.S. Treasury 0.125% 4/30/2023	10,000	9,818
U.S. Treasury 2.75% 4/30/2023	98,795	98,089
U.S. Treasury 0.25% 6/15/2023	157,086	153,490
U.S. Treasury 0.125% 8/31/2023	215,000	207,828
U.S. Treasury 0.125% 10/15/2023	108,500	104,241
U.S. Treasury 0.125% 12/15/2023	150,000	143,057
U.S. Treasury 2.625% 12/31/2023	223,361	218,527
U.S. Treasury 0.125% 2/15/2024[1]	333,563	316,024
U.S. Treasury 0.25% 3/15/2024	225,000	212,782
U.S. Treasury 0.375% 4/15/2024	163,415	154,299
U.S. Treasury 2.25% 4/30/2024	50,000	48,391
U.S. Treasury 2.50% 4/30/2024[1]	610,000	592,607
U.S. Treasury 0.25% 5/15/2024	45,000	42,272
U.S. Treasury 1.75% 7/31/2024	14,080	13,461
U.S. Treasury 3.00% 7/31/2024	150,000	146,490
U.S. Treasury 3.25% 8/31/2024	741,133	726,367
U.S. Treasury 4.25% 9/30/2024	21,071	21,014
U.S. Treasury 1.50% 11/30/2024	19,500	18,446
U.S. Treasury 1.375% 1/31/2025	74,640	70,208
U.S. Treasury 1.50% 2/15/2025	31,675	29,823
U.S. Treasury 1.75% 3/15/2025	357,000	337,822
U.S. Treasury 0.50% 3/31/2025	70	64
U.S. Treasury 2.625% 4/15/2025	321,229	309,649
U.S. Treasury 2.75% 5/15/2025	6,087	5,883
U.S. Treasury 2.875% 6/15/2025	343,646	333,189
U.S. Treasury 0.25% 6/30/2025	15,495	14,056
U.S. Treasury 3.00% 7/15/2025	6,708	6,518
U.S. Treasury 0.25% 7/31/2025	5,000	4,519
U.S. Treasury 3.50% 9/15/2025	9,155	9,012
U.S. Treasury 4.25% 10/15/2025	26,524	26,633
U.S. Treasury 0.25% 10/31/2025	13,490	12,098
U.S. Treasury 4.50% 11/15/2025	94,512	95,608
U.S. Treasury 0.375% 12/31/2025	15,000	13,440
U.S. Treasury 0.375% 1/31/2026	29,065	25,936
U.S. Treasury 0.75% 4/30/2026	38,485	34,520
U.S. Treasury 4.125% 9/30/2027[1]	305,000	309,027
U.S. Treasury 3.875% 11/30/2027	46,530	46,740
U.S. Treasury 0.625% 5/15/2030[1]	2,000	1,610
U.S. Treasury 1.625% 5/15/2031[1]	11,800	10,108
U.S. Treasury 2.875% 5/15/2032[1]	7,782	7,304
Short-Term Bond Fund of America — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 5/15/2039[1]	USD5,265	$5,562
U.S. Treasury 1.375% 11/15/2040	1,400	931
U.S. Treasury 1.875% 2/15/2041	1,036	751
U.S. Treasury 1.875% 2/15/2051	708	468
U.S. Treasury 2.375% 5/15/2051[1]	1,380	1,029
U.S. Treasury 2.875% 5/15/2052	417	347
		5,172,190
U.S. Treasury inflation-protected securities 4.77%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[2]	94,587	92,333
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[2]	37,872	36,804
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[2]	38,787	37,565
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	167,862	161,185
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]	67,957	65,749
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[2]	8,236	7,908
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[2]	93,422	88,749
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[2]	54,306	51,653
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[1,2]	16,374	15,432
		557,378
Total U.S. Treasury bonds & notes		5,729,568
Asset-backed obligations 15.30%
522 Funding CLO, Ltd., Series 18-2, Class A, (3-month USD-LIBOR + 1.04%) 5.283% 4/20/2031[3,4,5]	900	879
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD-LIBOR + 1.04%) 5.283% 10/20/2031[3,4,5]	900	880
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[3,4]	4,817	4,797
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[3,4]	1,080	1,067
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[3,4]	12,750	12,499
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[3,4]	12,965	12,454
Aesop Funding, LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,4]	2,280	2,119
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,4]	1,250	1,147
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,4]	10,786	9,695
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[3,4]	22,156	20,891
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,4]	7,609	7,265
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/2031[3,4,5]	16,642	16,449
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.029% 1/15/2030[3,4,5]	9,686	9,570
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.029% 10/16/2030[3,4,5]	9,339	9,171
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[3,4]	10,994	10,995
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,4]	1,465	1,426
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,4]	1,641	1,647
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,4]	1,120	1,134
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 4.255% 4/15/2026[3,5]	49,424	49,444
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[3]	9,062	8,826
American Express Credit Account Master Trust, Series 2022-4, Class A, 4.95% 10/15/2027[3]	5,559	5,592
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[3,4]	12,323	11,819
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,4]	12,449	11,807
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,4]	1,521	1,450
American Money Management Corp., Series 2017-21, Class C, (3-month USD-LIBOR + 2.10%) 6.56% 11/2/2030[3,4,5]	1,900	1,808
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 12/18/2024[3]	927	923
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD-LIBOR + 1.05%) 5.424% 1/28/2031[3,4,5]	245	242
Apidos CLO, Series 2017-27, Class A1R, (3-month USD-LIBOR + 0.93%) 5.009% 7/17/2030[3,4,5]	980	967
Apidos CLO, Series 2013-15, Class A1RR (3-month USD-LIBOR + 1.01%) 5.253% 4/20/2031[3,4,5]	2,000	1,976
Short-Term Bond Fund of America — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Apidos CLO, Series XXX, Class A2, (3-month USD-LIBOR + 1.60%) 5.794% 10/18/2031[3,4,5]	USD3,934	$3,790
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.245% 1/22/2028[3,4,5]	10,368	10,243
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD-LIBOR + 1.65%) 5.729% 7/15/2030[3,4,5]	1,010	970
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,4]	8,175	8,172
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]	21,998	22,024
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD-LIBOR + 1.18%) 5.538% 7/25/2034[3,4,5]	1,750	1,691
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[3,4,5]	20,775	20,491
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,4]	1,104	1,071
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,4]	4,289	3,974
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,4]	4,750	4,462
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,4]	650	547
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,4]	4,978	4,643
Battalion CLO, Ltd., Series 2018-12, Class A2R, (1-month USD-LIBOR + 1.45%) 6.10% 5/17/2031[3,4,5]	2,700	2,648
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD LIBOR + 1.60%) 6.015% 4/30/2031[3,4,5]	700	676
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD LIBOR + 1.95%) 6.029% 7/15/2031[3,4,5]	3,200	2,959
Capital One Multi-Asset Execution Trust, Series 2018-2, Class A2, (1-month USD-LIBOR + 0.35%) 4.225% 3/16/2026[3,5]	49,168	49,144
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[3]	22,924	23,044
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD-LIBOR + 1.08%) 5.323% 4/20/2031[3,4,5]	250	245
Carlyle Global Market Strategies, CLO, Series 2014-5, Class A1RR, (3-month USD-LIBOR + 1.14%) 5.219% 7/15/2031[3,4,5]	700	689
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD-LIBOR + 1.05%) 5.408% 7/27/2031[3,4,5]	2,658	2,602
Carlyle Global Market Strategies, CLO, Series 2015-1, Class A1RR, (3-month USD-LIBOR + 1.08%) 5.323% 1/20/2032[3,4,5]	250	245
CarMax Auto Owner Trust, Series 2019-2, Class A3, 2.68% 3/15/2024[3]	158	158
CarMax Auto Owner Trust, Series 2019-2, Class A4, 2.77% 12/16/2024[3]	2,485	2,467
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]	4,704	4,698
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 12/10/2025[3]	450	437
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[3]	554	505
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,4]	1,457	1,239
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2030[3,4,5]	25,389	24,971
Cerberus Loan Funding, LP, CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.50%) 5.579% 4/15/2031[3,4,5]	2,000	1,950
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 6.827% 10/15/2034[3,4,5]	3,000	3,000
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,4]	18,715	16,589
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,4]	13,020	11,249
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,4]	10,963	10,855
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,4]	4,333	4,147
CIFC Funding, Ltd., CLO, Series 2017-5, Class A1, (3-month USD-LIBOR + 1.18%) 5.259% 11/16/2030[3,4,5]	630	623
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD-LIBOR + 1.11%) 5.435% 1/22/2031[3,4,5]	250	247
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 5.294% 7/18/2031[3,4,5]	2,600	2,553
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 4.187% 6/9/2025[3,5]	24,200	24,174
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 4.577% 4/22/2026[3,5]	19,839	19,827
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,4]	3,510	3,015
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,4]	7,565	6,492
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,4]	1,092	942
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 12/5/2022[3,4,5]	2	2
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD-LIBOR + 2.55%) 6.629% 10/15/2029[3,4,5]	539	517
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[3,4]	11,322	11,086
Short-Term Bond Fund of America — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,4]	USD16,390	$16,375
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[3,4]	4,466	4,418
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[3,4]	7,633	7,544
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[3,4]	10,100	9,530
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 6.429% 10/15/2031[3,4,5]	1,000	950
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 4.265% 3/15/2026[3,5]	49,404	49,368
Discover Card Execution Note Trust, Series 2022-4, Class A, 4.612% 10/15/2027[3]	7,451	7,484
Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.52% 1/15/2025[3]	80	80
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 3/16/2026[3]	616	615
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[3]	4,610	4,449
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[3]	2,819	2,798
DriveTime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 3/17/2025[3,4]	1,084	1,079
DriveTime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 9/15/2025[3,4]	1,152	1,142
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[3,4]	1,443	1,426
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[3,4]	6,411	6,305
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,4]	20,000	19,973
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,4]	6,000	5,798
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.059% 4/15/2028[3,4,5]	20,957	20,727
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD-LIBOR + 1.20%) 5.806% 8/15/2030[3,4,5]	1,892	1,869
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 5.616% 5/15/2031[3,4,5]	1,100	1,084
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD-LIBOR + 1.85%) 6.456% 5/15/2032[3,4,5]	1,414	1,335
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,4]	871	737
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,4]	18,012	17,439
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,4]	5,330	5,194
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,4]	17,345	17,429
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[3]	3,168	3,161
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[3,4]	949	943
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 7/15/2025[3]	5,957	5,919
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]	5,262	5,262
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]	3,550	3,483
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]	7,301	7,140
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	4,808	4,808
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	2,330	2,330
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 3/16/2026[3,4]	989	976
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,4]	8,361	7,379
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[3,4]	1,725	1,500
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,4]	21,597	21,566
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[3,4]	9,391	9,171
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,4]	1,857	1,726
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD-LIBOR + 0.97%) 5.049% 10/15/2030[3,4,5]	2,250	2,220
Galaxy CLO, Ltd., Series 2015-20, Class AR, (3-month USD-LIBOR + 1.00%) 5.243% 4/20/2031[3,4,5]	250	246
Galaxy CLO, Ltd., Series 2015-21, Class AR, (3-month USD-LIBOR + 1.02%) 5.263% 4/20/2031[3,4,5]	1,250	1,223
Galaxy CLO, Ltd., Series 2015-21, Class BR, (3-month USD-LIBOR + 1.35%) 5.593% 4/20/2031[3,4,5]	470	454
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,4]	14,377	12,682
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,4]	4,542	3,865
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,4]	14,388	12,798
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,4]	18,526	16,427
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,4]	18,141	15,611
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,4]	6,058	5,245
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2/17/2025[3]	4,331	4,249
Short-Term Bond Fund of America — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 3/18/2025[3]	USD3,130	$3,069
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,4]	7,060	7,163
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD-LIBOR + 0.91%) 5.153% 11/20/2030[3,4,5]	1,140	1,123
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.358% 1/27/2031[3,4,5]	1,580	1,496
Hayfin Kingsland VIII, Ltd., Series 2018-8, Class A, (3-month USD-LIBOR + 1.12%) 5.363% 4/20/2031[3,4,5]	6,500	6,398
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,4]	30,495	27,983
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,4]	3,660	3,335
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,4]	20,181	18,484
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[3,4]	1,811	1,622
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,4]	26,860	25,437
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,4]	18,970	16,250
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[3,4]	857	718
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,4]	3,000	2,779
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD-LIBOR + 1.03%) 5.109% 1/15/2031[3,4,5]	600	592
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 4.576% 3/17/2037[3,4,5]	823	809
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD-LIBOR + 1.18%) 5.259% 1/15/2031[3,4,5]	300	295
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 4.433% 3/15/2031[3,4,5]	1,750	1,726
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD-LIBOR + 1.00%) 5.079% 4/15/2031[3,4,5]	1,368	1,346
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD-LIBOR + 1.40%) 5.479% 4/15/2031[3,4,5]	700	671
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 8.475% 10/20/2031[3,4,5]	3,000	3,000
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD-LIBOR + 1.21%) 5.453% 10/20/2034[3,4,5]	735	710
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[3,4]	6,692	6,481
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[3,4]	730	681
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,4]	10,323	10,138
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,4]	642	623
LCM, LP, Series 2020A, Class CR, (3-month USD-LIBOR + 1.95%) 6.193% 10/20/2027[3,4,5]	250	242
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.079% 4/15/2029[3,4,5]	4,411	4,383
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.278% 7/21/2030[3,4,5]	30,590	30,063
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2031[3,4,5]	700	692
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD-LIBOR + 1.65%) 6.008% 4/25/2032[3,4,5]	1,200	1,160
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD-LIBOR + 1.15%) 5.377% 4/19/2033[3,4,5]	1,000	978
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[3,4,5]	12,768	12,625
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 5.07% 7/20/2030[3,4,5]	4,827	4,807
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[3,4]	7,800	7,401
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD-LIBOR + 1.07%) 5.313% 4/20/2033[3,4,5]	2,000	1,941
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[3,4]	12,936	12,456
Mountain View Funding, Series 2017-1, Class AR, CLO, 5.169% 10/16/2029[3,4,5]	971	955
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD-LIBOR + 1.25%) 5.493% 10/20/2030[3,4,5]	470	460
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,4]	2,969	2,538
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,4]	5,129	4,334
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,4]	10,373	8,968
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,4]	10,714	8,863
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,4]	5,716	4,689
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,4]	17,230	14,552
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,4]	17,264	15,210
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,4]	13,541	11,940
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,4]	27,247	24,014
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD-LIBOR + 2.00%) 6.325% 4/22/2029[3,4,5]	350	334
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 5.124% 10/18/2029[3,4,5]	300	296
Short-Term Bond Fund of America — Page 5 of 22

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,4]	USD61,588	$52,190
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.358% 12/21/2029[3,4,5]	1,150	1,105
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 7/25/2030[3,4,5]	5,372	5,304
Northwoods Capital, Ltd., Series 18-11B, Class A1, (3-month USD-LIBOR + 1.10%) 5.327% 4/19/2031[3,4,5]	837	826
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD-LIBOR + 1.85%) 6.093% 10/20/2030[3,4,5]	500	477
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD-LIBOR + 1.22%) 5.299% 1/17/2032[3,4,5]	500	491
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 4.909% 4/10/2033[3,4,5]	250	244
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD-LIBOR + 0.95%) 5.029% 7/15/2029[3,4,5]	249	245
Octagon Investment Partners XVI, Ltd., CLO, Series 2013-1, Class BR, (3-month USD-LIBOR + 1.60%) 5.679% 7/17/2030[3,4,5]	1,750	1,683
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD-LIBOR + 1.70%) 6.058% 1/25/2031[3,4,5]	700	642
Octagon Loan Funding, Ltd., Series 2014-1, Class ARR, (3-month USD-LIBOR + 1.18%) 5.854% 11/18/2031[3,4,5]	1,550	1,524
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,4]	8,688	7,906
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,4]	9,200	8,441
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,4]	8,636	7,518
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD-LIBOR + 0.735%) 4.751% 8/25/2035[3,5]	816	812
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.757% 11/25/2028[3,4,5]	20,154	19,982
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.143% 4/20/2029[3,4,5]	6,907	6,827
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 4.879% 10/15/2029[3,4,5]	10,539	10,403
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 5.479% 10/15/2029[3,4,5]	4,278	4,126
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.914% 4/15/2030[3,4,5]	5,415	5,336
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/2031[3,4,5]	23,000	22,847
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.825% 4/15/2031[3,4,5]	16,000	15,999
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 7.755% 4/15/2031[3,4,5]	4,000	3,986
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 5.079% 10/17/2031[3,4,5]	2,849	2,797
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,4]	8,160	7,894
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/2031[3,4,5]	9,947	9,947
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 4.90% 1/20/2031[3,4,5]	2,500	2,500
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 5.294% 7/25/2051[3,4,5]	1,463	1,410
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 10/17/2036[3,4]	471	446
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.019% 10/15/2030[3,4,5]	23,025	22,682
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,4]	13,628	13,256
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD-LIBOR + 1.19%) 5.433% 10/20/2030[3,4,5]	1,400	1,382
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD-LIBOR + 1.10%) 5.775% 5/20/2031[3,4,5]	500	491
RRAM, CLO, Series 2018-3, Class A1R2, (3-month USD-LIBOR + 1.09%) 5.169% 1/15/2030[3,4,5]	3,510	3,455
RRAM, CLO, Series 2018-3, Class A2R2, (3-month USD-LIBOR + 1.40%) 5.479% 1/15/2030[3,4,5]	600	581
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 2.40% 1/15/2032[3,4,5]	2,000	2,000
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[3]	10,431	10,356
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 3/17/2025[3]	5,374	5,344
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/2025[3]	692	688
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[3]	6,000	5,967
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[3]	12,963	12,953
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[3]	14,355	14,041
Short-Term Bond Fund of America — Page 6 of 22

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]	USD6,539	$6,441
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	3,287	3,174
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	3,008	3,011
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	5,115	4,971
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	4,660	4,495
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	1,521	1,527
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]	651	621
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	4,994	4,825
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	961	970
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,4]	2,229	1,874
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.159% 4/15/2030[3,4,5]	16,955	16,732
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 5.344% 4/18/2031[3,4,5]	350	342
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD-LIBOR + 2.25%) 6.444% 4/18/2031[3,4,5]	1,200	1,118
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD-LIBOR + 1.15%) 5.344% 7/18/2031[3,4,5]	7,000	6,809
Sprite, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,4]	9,115	7,835
Steele Creek CLO, Ltd., Series 2017-1, Class A, (3-month USD-LIBOR + 1.25%) 5.329% 10/15/2030[3,4,5]	5,646	5,550
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, (3-month USD-LIBOR + 1.07%) 5.348% 4/21/2031[3,4,5]	1,440	1,414
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,4]	3,816	3,392
Stratus Static CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.95%) 5.193% 12/29/2029[3,4,5]	3,032	2,994
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 5.713% 7/20/2030[3,4,5]	14,883	14,869
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 5.863% 7/20/2030[3,4,5]	5,248	5,235
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 4.25% 10/20/2031[3,4,5]	11,000	11,000
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 8.077% 10/20/2031[3,4,5]	2,000	2,000
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,4]	16,457	14,949
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 5.188% 10/25/2029[3,4,5]	2,284	2,250
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,4]	3,682	3,210
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 5.029% 1/17/2032[3,4,5]	1,000	987
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,4]	328	297
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,4]	3,612	3,140
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[3,4]	2,169	1,811
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,4]	5,416	4,606
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD-LIBOR + 1.47%) 5.713% 4/20/2031[3,4,5]	700	678
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[3,4]	10,000	9,579
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.20%) 5.558% 1/25/2035[3,4,5]	1,000	963
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,4]	14,408	12,271
Upland CLO, Ltd., Series 16-1, Class A1AR, (3-month USD-LIBOR + 1.02%) 5.263% 4/20/2031[3,4,5]	1,300	1,280
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 4.959% 4/15/2027[3,5,6]	1,305	1,284
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,7]	8,729	8,721
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,7]	6,457	6,267
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 4/22/2024[3]	299	299
Voya, Ltd., CLO, Series 2015-1, Class A1R, (3-month USD-LIBOR + 0.90%) 5.094% 1/18/2029[3,4,5]	17	16
Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD-LIBOR + 1.25%) 5.444% 1/18/2029[3,4,5]	475	463
Voya, Ltd., CLO, Series 2013-1, Class BR, (3-month USD-LIBOR + 1.90%) 5.979% 10/15/2030[3,4,5]	320	291
Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.06%) 5.139% 4/15/2031[3,4,5]	400	393
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD-LIBOR + 1.85%) 5.929% 7/15/2031[3,4,5]	400	368
Voya, Ltd., CLO, Series 2016-3, Class A1R, (3-month USD-LIBOR + 1.19%) 5.384% 10/18/2031[3,4,5]	250	247
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD-LIBOR + 0.89%) 5.133% 7/20/2029[3,4,5]	218	216
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 6.714% 4/15/2034[3,4,5]	900	862
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 9/16/2024[3,4]	7,974	7,910
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[3,4]	1,888	1,865
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[3,4]	25,000	24,833
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[3,4]	20,959	20,641
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,4]	12,560	12,448
Short-Term Bond Fund of America — Page 7 of 22

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,4]	USD20,880	$20,838
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,4]	1,863	1,863
Whitehorse CLO, Ltd., Series 2018-12, Class A, (3-month USD-LIBOR + 1.25%) 5.329% 10/15/2031[3,4,5]	1,310	1,289
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 1.65%) 5.729% 7/15/2030[3,4,5]	250	243
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.194% 10/18/2030[3,4,5]	2,693	2,647
Wind River CLO, Ltd., Series 2014-2, Class AR, (3-month USD-LIBOR + 1.14%) 5.219% 1/15/2031[3,4,5]	2,000	1,960
		1,787,662
Mortgage-backed obligations 11.90% Collateralized mortgage-backed obligations (privately originated) 4.66%
Argent Securities, Inc., Series 2005-W2, Class M1, 4.751% 10/25/2035[3,5]	1,984	1,919
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,5]	3,694	2,934
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,5]	4,747	4,384
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,5]	540	502
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,5]	3,606	3,359
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,4]	1,876	1,712
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,7]	10,324	9,377
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,5]	4,195	3,739
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,5]	12,313	11,161
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,5]	6,940	6,555
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,4]	5,816	5,202
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,4,7]	1,534	1,395
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,4,7]	867	827
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,4,7]	7,954	7,775
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,4,7]	3,767	3,357
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,5]	4,528	4,189
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[3,4,5]	4,338	4,205
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[3,4,5]	2,640	2,544
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,4,5]	3,794	3,563
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,4,5]	300	276
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[3,4,5]	26,264	24,858
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,5]	4,979	4,795
CIM Trust, Series 2017-M1, Class M1, 3.50% 4/25/2057[3,4,5]	25,657	25,121
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,5]	7,394	7,231
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,5]	15,662	14,751
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,5]	2,068	1,900
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[3,4]	413	405
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,5]	11,385	9,349
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,4]	4,018	3,595
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[3,4,5]	723	689
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[3,4,5]	7,335	6,287
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 9.982% 8/25/2067[3,4,5]	9,420	9,176
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,4]	14,359	14,945
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 7.316% 10/25/2027[3,5]	357	360
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 8.716% 4/25/2028[3,5]	2,572	2,654
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 9.566% 7/25/2028[3,5]	2,176	2,268
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 4.321% 8/25/2033[3,4,5]	459	457
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.671% 9/25/2042[3,4,5]	251	251
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 5.716% 1/25/2050[3,4,5]	1,125	1,113
Short-Term Bond Fund of America — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,5]	USD25,574	$21,611
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 1/25/2051[3,4,5]	1,631	1,391
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,4]	6,463	5,581
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,4]	1,115	1,045
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 5/25/2065[3,4,5]	448	445
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,5]	1,000	963
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[3,4,5]	2,172	1,765
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067[3,4,7]	10,531	10,551
JPMorgan Mortgage Acquisition Corp., Series 2006-HE1, Class A4, (1-month USD-LIBOR + 0.58%) 4.624% 1/25/2036[3,5]	179	179
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[3,4,5]	26	23
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[3,4,5]	92	87
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[3,4,5]	18,473	18,130
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[3,4,5]	19,005	18,622
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,4,7]	13,424	12,489
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[3,4,5]	2,597	2,346
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,4,7]	7,503	6,703
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 4.894% 11/25/2055[3,4,5]	27,731	26,801
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 3/25/2057[3,4,5]	350	329
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[3,4,5]	2,375	2,253
Mill City Mortgage Trust, Series 15-1, Class M2, 3.662% 6/25/2056[3,4,5]	3,909	3,866
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,5]	9,000	8,717
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[3,4,5]	408	389
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,5]	2,777	2,615
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,5]	5,415	5,101
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,5]	305	283
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,5]	625	577
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,5]	264	243
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,5]	2,442	2,305
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,5]	542	515
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,5]	1,202	1,156
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,5]	463	436
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[3,4,5]	1,646	1,530
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,5]	12,595	11,498
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 4.794% 5/25/2055[3,4,5]	29,699	29,118
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP3, Class 2A1A, 4.944% 6/25/2060[3,4,5]	467	465
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,5]	10,817	8,976
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[3,4]	20,791	19,664
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[3,4]	3,361	3,084
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,4]	647	586
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,5]	3,943	3,751
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 10/25/2063[3,4,5]	2,272	2,100
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,5]	948	926
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,5]	17,745	17,395
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,5]	11,417	11,052
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/2055[3,4,5]	552	550
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 5/25/2055[3,4,5]	1,192	1,179
Towd Point Mortgage Trust, Series 2016-2, Class A2, 3.00% 8/25/2055[3,4,5]	1,453	1,428
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,5]	750	710
Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.00% 7/25/2056[3,4,5]	1,671	1,639
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,5]	2,538	2,368
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[3,4,5]	74	73
Short-Term Bond Fund of America — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[3,4,5]	USD2,775	$2,727
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,5]	1,295	1,238
Towd Point Mortgage Trust, Series 2017-5, Class A1, 4.616% 2/25/2057[3,4,5]	1,755	1,727
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[3,4,5]	72	71
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,5]	6,818	6,458
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,5]	304	296
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,5]	2,300	2,115
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,5]	2,122	2,026
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.076% 11/25/2057[3,4,5]	1,900	1,843
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,5]	77	74
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,5]	7,992	7,632
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,5]	4,915	4,577
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,5]	2,270	2,202
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,5]	6,460	6,097
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 5.044% 5/25/2058[3,4,5]	2,046	2,018
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[3,4,5]	2,206	2,016
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 7/25/2058[3,4,5]	399	370
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,4]	3,867	3,424
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.414% 11/25/2060[3,4,5]	2,627	2,563
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,4]	2,852	2,370
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[3,4]	8,048	7,021
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,5]	337	324
		543,978
Federal agency mortgage-backed obligations 4.50%
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]	270	271
Fannie Mae Pool #555538 2.731% 5/1/2033[3,5]	214	208
Fannie Mae Pool #888521 2.792% 3/1/2034[3,5]	348	353
Fannie Mae Pool #889579 6.00% 5/1/2038[3]	1,037	1,091
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]	34	36
Fannie Mae Pool #889983 6.00% 10/1/2038[3]	435	458
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]	759	777
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]	4	4
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]	13	13
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]	10	9
Fannie Mae Pool #BV8896 4.50% 6/1/2052[3]	434	424
Fannie Mae Pool #MA4656 4.50% 7/1/2052[3]	52	51
Fannie Mae Pool #BW7327 4.50% 8/1/2052[3]	1,000	975
Fannie Mae Pool #BW5789 4.50% 8/1/2052[3]	828	808
Fannie Mae Pool #BW8745 4.50% 10/1/2052[3]	8,113	7,909
Fannie Mae Pool #BX0097 4.50% 10/1/2052[3]	1,000	977
Fannie Mae Pool #MA4784 4.50% 10/1/2052[3]	668	651
Fannie Mae Pool #CB4800 4.50% 10/1/2052[3]	448	437
Fannie Mae Pool #MA4805 4.50% 11/1/2052[3]	1,000	975
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	12,600	12,435
Fannie Mae Pool #BF0548 3.00% 7/1/2061[3]	11,078	9,756
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 1/25/2023[3]	213	212
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.529% 3/25/2023[3,5]	1,002	993
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[3,5]	1,985	1,927
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.625% 7/25/2024[3,5]	3,658	3,533
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.655% 11/25/2024[3,5]	2,335	2,238
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[3]	948	926
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 6/25/2026[3]	7	7
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 7/25/2026[3]	2,094	2,054
Short-Term Bond Fund of America — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 9/25/2026[3]	USD182	$180
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,5]	9	9
Freddie Mac Pool #G14740 5.50% 12/1/2024[3]	3	3
Freddie Mac Pool #781228 2.375% 2/1/2034[3,5]	247	242
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]	164	168
Freddie Mac Pool #782818 3.965% 11/1/2034[3,5]	178	181
Freddie Mac Pool #1H2524 3.006% 8/1/2035[3,5]	445	450
Freddie Mac Pool #1L1292 3.708% 1/1/2036[3,5]	320	313
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]	98	103
Freddie Mac Pool #848751 3.168% 6/1/2036[3,5]	111	112
Freddie Mac Pool #848365 3.672% 7/1/2036[3,5]	368	374
Freddie Mac Pool #760014 2.745% 8/1/2045[3,5]	452	437
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]	75	72
Freddie Mac Pool #QF1189 4.50% 10/1/2052[3]	398	387
Freddie Mac Pool #QF2182 4.50% 10/1/2052[3]	100	98
Freddie Mac Pool #SD8266 4.50% 11/1/2052[3]	1,000	975
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 4/25/2023[3]	426	424
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[3]	2,090	2,061
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[3]	2,000	1,965
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 7/25/2024[3]	1,383	1,342
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]	831	798
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]	750	720
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	2,075	1,995
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]	400	380
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[3]	4,605	4,425
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	30	28
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,5]	10	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,5]	5,051	4,756
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]	7,589	7,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,5]	7,510	7,066
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,5]	15	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	12	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]	4,273	4,191
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]	6,274	5,988
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]	55	52
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]	1,151	1,096
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]	8,814	8,374
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]	1,741	1,626
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]	12,865	12,347
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]	2,081	1,995
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]	652	603
Government National Mortgage Assn. 4.50% 12/1/2052[3,8]	10,000	9,797
Government National Mortgage Assn. 5.00% 12/1/2052[3,8]	85,000	84,947
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]	43	44
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]	1,847	1,858
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]	405	407
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]	1,306	1,314
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]	38	38
Government National Mortgage Assn. Pool #714621 5.46% 8/20/2059[3]	119	121
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]	2	2
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]	3	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]	3	3
Government National Mortgage Assn. Pool #725876 4.858% 9/20/2061[3]	—[9]	—[9]
Government National Mortgage Assn. Pool #710085 5.035% 9/20/2061[3]	3	3
Short-Term Bond Fund of America — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #725879 4.885% 10/20/2061[3]	USD1	$1
Government National Mortgage Assn. Pool #AC0975 4.353% 4/20/2063[3]	2	2
Government National Mortgage Assn. Pool #AC1008 4.353% 10/20/2063[3]	1	1
Government National Mortgage Assn. Pool #776094 4.853% 10/20/2063[3]	2	2
Government National Mortgage Assn. Pool #AG8041 4.368% 11/20/2063[3]	11	10
Government National Mortgage Assn. Pool #AG8060 4.33% 12/20/2063[3]	11	10
Government National Mortgage Assn. Pool #AG8069 4.247% 1/20/2064[3]	11	11
Government National Mortgage Assn. Pool #AC1026 4.352% 1/20/2064[3]	2	2
Government National Mortgage Assn. Pool #AG8070 4.368% 1/20/2064[3]	11	10
Government National Mortgage Assn. Pool #AG8081 4.25% 2/20/2064[3]	11	11
Government National Mortgage Assn. Pool #AG8082 4.362% 2/20/2064[3]	10	10
Government National Mortgage Assn. Pool #AG8076 4.96% 2/20/2064[3]	2	2
Government National Mortgage Assn. Pool #AG8149 3.997% 6/20/2064[3,5]	191	190
Government National Mortgage Assn. Pool #767680 4.495% 6/20/2064[3]	25	24
Government National Mortgage Assn. Pool #AA7554 6.64% 7/20/2064[3]	22	21
Government National Mortgage Assn. Pool #AO0461 4.629% 8/20/2065[3]	50	49
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 4.44% 5/20/2062[3,5]	670	669
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.164% 7/20/2062[3,5]	11,822	11,791
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 4.397% 3/20/2064[3,5]	4,028	4,018
Uniform Mortgage-Backed Security 3.00% 12/1/2052[3,8]	7,555	6,689
Uniform Mortgage-Backed Security 3.50% 12/1/2052[3,8]	20	18
Uniform Mortgage-Backed Security 4.00% 12/1/2052[3,8]	56	53
Uniform Mortgage-Backed Security 4.50% 12/1/2052[3,8]	77,646	75,596
Uniform Mortgage-Backed Security 5.50% 12/1/2052[3,8]	45,700	46,233
Uniform Mortgage-Backed Security 6.00% 12/1/2052[3,8]	50,000	51,136
Uniform Mortgage-Backed Security 6.50% 12/1/2052[3,8]	50,000	51,476
Uniform Mortgage-Backed Security 5.50% 1/1/2053[3,8]	54,300	54,904
		525,453
Commercial mortgage-backed securities 2.74%
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[3,4]	1,500	1,350
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	500	473
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,4]	5,500	5,091
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 5.564% 5/15/2039[3,4,5]	3,324	3,226
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 5.692% 4/15/2037[3,4,5]	1,723	1,681
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.909% 6/15/2027[3,4,5]	4,773	4,733
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 4.462% 9/15/2034[3,4,5]	26,861	25,641
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 4.575% 9/15/2036[3,4,5]	18,661	17,890
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 4.774% 10/15/2036[3,4,5]	7,798	7,336
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 4.545% 6/15/2038[3,4,5]	3,755	3,600
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 4.745% 6/15/2038[3,4,5]	1,081	1,029
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 4.725% 11/15/2038[3,4,5]	17,514	16,824
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,4]	1,000	897
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 4/10/2046[3,5]	1,094	1,083
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 9/10/2046[3,5]	1,550	1,531
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 11/10/2046[3,5]	1,255	1,212
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 3/10/2047[3]	1,000	977
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]	500	483
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	5,125	4,871
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[3,4]	3,250	3,222
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.21% 3/10/2046[3,4,5]	460	449
Short-Term Bond Fund of America — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[3]	USD731	$712
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[3]	12,500	12,092
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]	13,610	13,130
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	1,800	1,733
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]	4,000	3,642
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]	1,486	1,430
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]	1,055	1,001
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[3,4,5]	446	431
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 4.955% 7/15/2038[3,4,5]	5,581	5,377
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,4]	2,400	2,248
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 4.525% 8/15/2024[3,4,5]	6,206	6,086
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 4.795% 7/15/2025[3,4,5]	1,830	1,772
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2/10/2046[3,4]	1,260	1,257
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 6/10/2046[3]	1,173	1,159
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 8/10/2046[3]	2,544	2,511
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 11/10/2046[3]	890	877
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]	1,460	1,385
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.023% 5/17/2038[3,4,5]	4,500	4,353
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[3]	948	923
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]	2,333	2,142
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,4]	9,132	7,869
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]	940	925
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 5.535% 3/15/2039[3,4,5]	239	233
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 4.925% 10/15/2038[3,4,5]	3,966	3,768
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,4]	7,193	6,195
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 4.676% 4/15/2026[3,4,5]	11,504	11,119
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[3]	3,000	2,968
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 5/15/2046[3,5]	1,511	1,477
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.345% 8/15/2046[3,5]	2,000	1,970
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[3,5]	7,963	7,856
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]	10,000	9,774
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[3]	188	183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[3]	395	383
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]	2,000	1,933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 12/15/2047[3,5]	4,065	3,771
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]	1,250	1,187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	4,000	3,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]	492	475
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]	1,397	1,328
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,4]	7,687	7,383
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,4]	7,365	6,934
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 4.452% 7/15/2036[3,4,5]	8,572	8,209
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 4.606% 11/15/2038[3,4,5]	5,890	5,638
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.794% 1/15/2039[3,4,5]	9,312	8,950
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244% 4/10/2046[3]	16,909	16,767
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]	5,160	4,766
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 8/15/2050[3]	756	734
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]	2,000	1,937
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 3/15/2045[3,5]	250	246
Short-Term Bond Fund of America — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[3]	USD1,250	$1,222
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 12/15/2045[3]	273	268
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]	1,580	1,545
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	581	557
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 3/15/2048[3,5]	1,250	1,237
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]	1,614	1,551
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.289% 11/15/2027[3,4,5]	17,286	17,250
		320,250
Total mortgage-backed obligations		1,389,681
Corporate bonds, notes & loans 10.84% Financials 6.57%
ACE INA Holdings, Inc. 3.35% 5/3/2026	1,275	1,233
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,7]	20,000	20,295
American Express Co. 1.65% 11/4/2026	9,000	8,005
Australia & New Zealand Banking Group, Ltd. 5.088% 12/8/2025	4,985	5,029
Bank of America Corp. 0.523% 6/14/2024 (USD-SOFR + 0.41% on 6/14/2023)[7]	10,000	9,706
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[7]	6,000	5,732
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[7]	10,000	9,188
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[7]	11,225	9,969
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[7]	8,000	7,847
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,7]	10,000	9,805
Bank of Nova Scotia 1.45% 1/10/2025	9,000	8,386
Bank of Nova Scotia 1.35% 6/24/2026	7,000	6,229
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[7]	7,000	6,502
Dexia Credit Local SA 0.50% 7/16/2024[4]	11,000	10,292
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,5]	20,000	20,001
Goldman Sachs Group, Inc. 5.70% 11/1/2024	8,000	8,100
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[7]	8,000	7,628
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[7]	4,075	3,592
Groupe BPCE SA 1.625% 1/14/2025[4]	6,000	5,575
Groupe BPCE SA 1.00% 1/20/2026[4]	11,000	9,666
Guardian Life Global Funding 0.875% 12/10/2025[4]	8,000	7,083
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	20,000	19,062
JPMorgan Chase & Co. 0.563% 2/16/2025 (USD-SOFR + 0.375% on 2/16/2024)[7]	12,300	11,546
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[7]	12,500	11,538
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	15,000	14,627
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[7]	25,000	24,495
Lloyds Banking Group PLC 0.695% 5/11/2024 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.55% on 5/11/2023)[7]	12,000	11,712
Met Tower Global Funding 0.70% 4/5/2024[4]	25,000	23,552
Met Tower Global Funding 1.25% 9/14/2026[4]	20,000	17,473
Metropolitan Life Global Funding I 0.40% 1/7/2024[4]	13,575	12,920
Metropolitan Life Global Funding I 3.60% 1/11/2024[4]	7,007	6,899
Metropolitan Life Global Funding I 1.875% 1/11/2027[4]	18,000	15,984
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	5,600	5,476
Morgan Stanley 0.529% 1/25/2024 (USD-SOFR + 0.455% on 1/25/2023)[7]	13,000	12,876
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[7]	22,500	21,168
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[7]	19,129	17,508
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[7]	5,875	5,810
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[7]	6,360	5,655
Short-Term Bond Fund of America — Page 14 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
National Australia Bank, Ltd. 1.388% 1/12/2025[4]	USD20,000	$18,625
National Australia Bank, Ltd. 1.887% 1/12/2027[4]	6,000	5,365
National Securities Clearing Corp. 0.40% 12/7/2023[4]	40,000	38,286
Natwest Markets PLC 0.80% 8/12/2024[4]	20,000	18,465
New York Life Global Funding 0.90% 10/29/2024[4]	20,000	18,522
New York Life Global Funding 0.95% 6/24/2025[4]	17,280	15,655
New York Life Global Funding 0.85% 1/15/2026[4]	10,000	8,914
Nordea Bank AB 3.60% 6/6/2025[4]	15,000	14,544
Northwestern Mutual Global Funding 0.60% 3/25/2024[4]	10,000	9,436
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	16,215	14,393
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[7]	16,175	16,313
Royal Bank of Canada 0.425% 1/19/2024	18,632	17,719
Skandinaviska Enskilda Banken AB 2.20% 12/12/2022[4]	30,000	29,977
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/2023	14,846	14,680
Swedbank AB 0.85% 3/18/2024[4]	20,000	18,918
Toronto-Dominion Bank 0.30% 6/2/2023	22,785	22,289
Toronto-Dominion Bank 0.75% 6/12/2023	14,417	14,110
Toronto-Dominion Bank 1.15% 6/12/2025	7,208	6,566
UBS AG 0.375% 6/1/2023[4]	20,000	19,542
UBS AG 0.70% 8/9/2024[4]	20,000	18,602
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	8,788	8,518
		767,603
Consumer discretionary 1.59%
Amazon.com, Inc. 0.25% 5/12/2023	9,210	9,033
Amazon.com, Inc. 0.45% 5/12/2024	9,210	8,698
Amazon.com, Inc. 0.80% 6/3/2025	8,635	7,933
American Honda Finance Corp. 0.65% 9/8/2023	12,000	11,625
American Honda Finance Corp. 3.625% 10/10/2023	8,621	8,497
American Honda Finance Corp. 0.55% 7/12/2024	11,000	10,260
American Honda Finance Corp. 0.75% 8/9/2024	16,000	14,966
Bayerische Motoren Werke AG 3.45% 4/12/2023[4]	13,235	13,168
Bayerische Motoren Werke AG 0.80% 4/1/2024[4]	5,752	5,454
Bayerische Motoren Werke AG 0.75% 8/12/2024[4]	18,750	17,499
Daimler Trucks Finance North America, LLC 3.80% 4/5/2024 (USD-SOFR + 1.00% on 10/7/2022)[4,5]	20,000	19,880
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	8,525	7,483
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]	5,550	5,592
Toyota Motor Credit Corp. 2.90% 3/30/2023	4,000	3,977
Toyota Motor Credit Corp. 0.45% 1/11/2024	18,596	17,726
Toyota Motor Credit Corp. 0.625% 9/13/2024	15,000	13,969
Toyota Motor Credit Corp. 0.80% 1/9/2026	10,695	9,553
		185,313
Health care 0.72%
AstraZeneca Finance, LLC 0.70% 5/28/2024	15,000	14,128
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 5.315% 8/17/2023[5]	11,772	11,795
Bristol-Myers Squibb Company 2.90% 7/26/2024	9,005	8,762
Cigna Corp. 1.25% 3/15/2026	7,710	6,907
Novartis Capital Corp. 1.75% 2/14/2025	10,420	9,872
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,348
UnitedHealth Group, Inc. 5.00% 10/15/2024	16,175	16,272
Short-Term Bond Fund of America — Page 15 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.15% 10/15/2025	USD7,125	$7,244
UnitedHealth Group, Inc. 1.15% 5/15/2026	6,081	5,476
		83,804
Consumer staples 0.59%
7-Eleven, Inc. 0.625% 2/10/2023[4]	10,695	10,601
Nestlé Holdings, Inc. 0.606% 9/14/2024[4]	20,000	18,584
Nestlé Holdings, Inc. 0.625% 1/15/2026[4]	8,000	7,095
Nestlé Holdings, Inc. 1.15% 1/14/2027[4]	10,510	9,193
Philip Morris International, Inc. 2.875% 5/1/2024	4,000	3,883
Philip Morris International, Inc. 5.00% 11/17/2025	10,000	9,996
Procter & Gamble Company 0.55% 10/29/2025	7,937	7,137
Procter & Gamble Company 1.00% 4/23/2026	2,389	2,148
		68,637
Information technology 0.42%
Apple, Inc. 1.125% 5/11/2025	4,352	4,024
Apple, Inc. 0.70% 2/8/2026	14,135	12,624
Intuit, Inc. 0.95% 7/15/2025	2,955	2,703
Microsoft Corp. 2.875% 2/6/2024	20,974	20,602
salesforce.com, inc. 0.625% 7/15/2024	10,000	9,384
		49,337
Utilities 0.33%
Duke Energy Progress, LLC 3.375% 9/1/2023	11,846	11,723
Entergy Louisiana, LLC 0.95% 10/1/2024	16,000	14,874
Southern California Edison Co. 1.10% 4/1/2024	6,511	6,178
Southern California Edison Co. 0.975% 8/1/2024	6,375	5,965
		38,740
Energy 0.15%
Exxon Mobil Corp. 1.571% 4/15/2023	9,800	9,687
Exxon Mobil Corp. 2.019% 8/16/2024	5,125	4,919
Saudi Arabian Oil Co. 1.25% 11/24/2023[4]	640	616
Saudi Arabian Oil Co. 1.625% 11/24/2025[4]	2,690	2,457
		17,679
Industrials 0.12%
Siemens AG 0.65% 3/11/2024[4]	15,000	14,218
Real estate 0.12%
Public Storage (USD-SOFR + 0.47%) 3.80% 4/23/2024[5]	13,770	13,688
Communication services 0.12%
Alphabet, Inc. 0.80% 8/15/2027	2,800	2,433
SBA Tower Trust 1.631% 11/15/2026[4]	6,741	5,738
Tencent Holdings, Ltd. 1.81% 1/26/2026[4]	6,000	5,415
		13,586
Short-Term Bond Fund of America — Page 16 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.11%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 1.50% 10/15/2025	USD6,815	$6,264
Linde, Inc. 4.70% 12/5/2025	7,000	7,025
		13,289
Total corporate bonds, notes & loans		1,265,894
Bonds & notes of governments & government agencies outside the U.S. 5.31%
Asian Development Bank 4.125% 9/27/2024	33,732	33,491
Asian Development Bank 0.625% 10/8/2024	14,766	13,769
Asian Development Bank 2.875% 5/6/2025	17,241	16,705
Asian Development Bank 1.00% 4/14/2026	19,197	17,332
Asian Development Bank 3.875% 9/28/2032	2,327	2,330
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]	50,000	46,749
Caisse d’Amortissement de la Dette Sociale 4.625% 11/2/2025[4]	7,500	7,560
Canada 2.875% 4/28/2025	40,740	39,506
Canada 0.75% 5/19/2026	23,510	21,210
CPPIB Capital, Inc. 0.875% 9/9/2026[4]	10,154	8,898
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]	14,294	13,415
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]	17,276	15,174
European Bank for Reconstruction & Development 0.50% 5/19/2025	13,500	12,326
European Investment Bank 2.00% 12/15/2022	9,000	8,993
European Investment Bank 2.25% 6/24/2024	5,000	4,834
European Investment Bank 2.75% 8/15/2025	21,112	20,361
European Investment Bank 0.375% 12/15/2025	8,000	7,146
European Stability Mechanism 0.375% 9/10/2025[4]	5,282	4,723
Inter-American Development Bank 3.25% 7/1/2024	5,000	4,897
Inter-American Development Bank 0.50% 9/23/2024	16,577	15,441
Inter-American Development Bank 0.625% 7/15/2025	13,000	11,851
International Bank for Reconstruction and Development 1.625% 1/15/2025	2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025	12,933	11,963
International Development Assn. 2.75% 4/24/2023[4]	15,000	14,887
International Development Assn. 0.375% 9/23/2025[4]	10,000	8,983
Japan Bank for International Cooperation 1.75% 10/17/2024	3,594	3,404
Japan Bank for International Cooperation 2.875% 4/14/2025	19,050	18,341
KfW 0.25% 4/25/2023	25,345	24,911
KfW 0.25% 10/19/2023	23,990	23,064
KfW 1.375% 8/5/2024	15,165	14,404
KfW 0.50% 9/20/2024	13,595	12,669
Kommunalbanken 0.50% 10/21/2024[4]	8,960	8,281
Kommunalbanken 0.375% 9/11/2025[4]	25,046	22,503
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[4]	19,752	19,287
Kommuninvest i Sverige Aktiebolag 0.25% 8/9/2023[4]	17,648	17,119
Kommuninvest i Sverige Aktiebolag 3.25% 1/16/2024[4]	6,000	5,902
Kommuninvest i Sverige Aktiebolag 0.375% 2/16/2024[4]	25,000	23,739
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[4]	3,933	3,814
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]	13,389	11,695
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]	10,000	9,431
Quebec (Province of) 0.60% 7/23/2025	6,415	5,824
Saskatchewan (Province of) 3.25% 6/8/2027	13,411	12,898
Swedish Export Credit Corp. 3.625% 9/3/2024	20,783	20,418
		620,250
Short-Term Bond Fund of America — Page 17 of 22

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 1.07%	Principal amount (000)	Value (000)
Fannie Mae 0.25% 5/22/2023	USD22,381	$21,916
Fannie Mae 0.625% 4/22/2025	12,100	11,104
Fannie Mae 0.375% 8/25/2025	14,603	13,192
Fannie Mae 0.875% 8/5/2030	14,375	11,454
Federal Farm Credit Banks 1.125% 1/6/2025	19,451	18,174
Federal Farm Credit Banks 1.75% 2/14/2025	33,144	31,336
Freddie Mac 0.375% 5/5/2023	2	2
Freddie Mac 0.25% 6/26/2023	14,244	13,888
Freddie Mac 0.25% 9/8/2023	3,750	3,621
		124,687
Municipals 0.25% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	6,855
Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	13,725	12,524
New York 0.08%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 3/15/2024 (escrowed to maturity)	9,985	9,447
Total municipals		28,826
Total bonds, notes & other debt instruments (cost: $11,390,588,000)		10,946,568
Short-term securities 9.53% Money market investments 9.53%	Shares
Capital Group Central Cash Fund 3.94%[10,11]	11,126,695	1,112,558
Total short-term securities (cost: $1,112,381,000)		1,112,558
Total investment securities 103.25% (cost: $12,502,969,000)		12,059,126
Other assets less liabilities (3.25)%		(379,286)
Net assets 100.00%		$11,679,840
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 11/30/2022 (000)
30 Day Federal Funds Futures	Long	2,894	December 2022	USD1,160,316	$(225)
30 Day Federal Funds Futures	Short	48	February 2023	(19,130)	220
2 Year U.S. Treasury Note Futures	Long	8,232	March 2023	1,690,518	4,289
5 Year U.S. Treasury Note Futures	Long	4,231	March 2023	459,361	2,179
10 Year U.S. Treasury Note Futures	Short	1,085	March 2023	(123,147)	(480)
10 Year Ultra U.S. Treasury Note Futures	Short	6,414	March 2023	(767,475)	(4,256)
20 Year U.S. Treasury Bond Futures	Long	18	March 2023	2,286	(11)
30 Year Ultra U.S. Treasury Bond Futures	Short	605	March 2023	(82,450)	(426)
					$1,290
Short-Term Bond Fund of America — Page 18 of 22

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 11/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	USD185,000	$278	$—	$278
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	231,200	218	—	218
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	231,600	381	—	381
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	277,800	279	—	279
						$1,156	$—	$1,156
Investments in affiliates11

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 9.53%
Money market investments 9.53%
Capital Group Central Cash Fund 3.94%[10]	$1,411,374	$742,815	$1,041,775	$71	$73	$1,112,558	$10,138
Restricted security6

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 4.959% 4/15/2027[3,5]	10/4/2022	$1,286	$1,284.01%
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,844,000, which represented .32% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,909,474,000, which represented 24.91% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,284,000, which represented .01% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Purchased on a TBA basis.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 11/30/2022.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Short-Term Bond Fund of America — Page 19 of 22

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,930,692,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $925,600,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Short-Term Bond Fund of America — Page 20 of 22

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,729,568	$—	$5,729,568
Asset-backed obligations	—	1,787,662	—	1,787,662
Mortgage-backed obligations	—	1,389,681	—	1,389,681
Corporate bonds, notes & loans	—	1,265,894	—	1,265,894
Bonds & notes of governments & government agencies outside the U.S.	—	620,250	—	620,250
Federal agency bonds & notes	—	124,687	—	124,687
Municipals	—	28,826	—	28,826
Short-term securities	1,112,558	—	—	1,112,558
Total	$1,112,558	$10,946,568	$—	$12,059,126

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,688	$—	$—	$6,688
Unrealized appreciation on centrally cleared interest rate swaps	—	1,156	—	1,156
Liabilities:
Unrealized depreciation on futures contracts	(5,398)	—	—	(5,398)
Total	$1,290	$1,156	$—	$2,446
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMT = Constant Maturity Treasury
DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Short-Term Bond Fund of America — Page 21 of 22

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-048-0123O-S89762	Short-Term Bond Fund of America — Page 22 of 22